Document and Entity Information Document	Oct. 27, 2026
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Local Phone Number	539-6000
Entity Registrant Name	ROYAL CARIBBEAN CRUISES LTD.
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	1-11884
Entity Tax Identification Number	98-0081645
Entity Address, Postal Zip Code	33132
City Area Code	305
Entity Incorporation, State or Country Code	N0
Entity Address, Address Line One	1050 Caribbean Way
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Trading Symbol	RCL
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Entity Central Index Key	0000884887
Amendment Flag	false